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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               ------------

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KBC Asset Management SA (Luxembourg)

Address:  5, Place de la Gare
          L-1616 Luxembourg

Form 13F File Number: 028-13470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Johan Lema
Title:  Chairman of the Executive Committee
Phone:  003224295048

Name:   Wouter Vanden Eynde
Title:  Executive Director
Phone:  003224296181

Signature, Place, and Date of Signing:

     /s/ Johan Lema                Luxembourg                   11/5/12
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       [Signature]                [City, State]                 [Date]

 /s/ Wouter Vanden Eynde           Luxembourg                   11/5/12
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       [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

     Form 13F File Number                     Name
     028-13043                            KBC Group NV

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